Trade and other Receivables, Deposits and Prepayments - Schedule of trade and other receivables (Details) - HKD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables	$ 166,068	$ 0
Other receivables	3,775,321	1,655,335
Deposits	288,504	290,633
Prepayments	271,960	528,845
Total	$ 4,501,853	$ 2,474,813